UNITED STATES
                     SECURITIES AND EXCHANGE COMMISSION
                         Washington, D.C.  20549

                          FORM 13F

                  FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 31, 2012

Check here if Amendment [  ]; Amendment Number:
This amendment (Check only one.): [ ] is a restatement.
                              	  [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:     Senator Investment Group LP
Address:  510 Madison Avenue, 28th Floor
	  New York, NY 10022

13 File Number: 028-13389

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct, and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form

Person Signing this Report on Behalf of Reporting Manager:

Name:      Edward Larmann
Title:     Chief Operating Officer
Phone:     (212) 376-4305

Signature, Place and Date of Signing:

      Edward Larmann	New York, NY	February 14, 2013


Report Type (Check only one.):

[ X]        13F HOLDINGS REPORT.

[  ]        13F NOTICE.

[  ]        13F COMBINATION REPORT.

                         FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:         0

Form 13F Information Table Entry Total:    58

Form 13F Information Table Value Total:    $4,550,639 (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

NONE

                                                               FORM 13F INFORMATION TABLE
                                                             VALUE   SHARES/ SH/ PUT/ INVSTMT   OTHER        VOTING AUTHORITY
           NAME OF ISSUER        TITLE OF CLASS     CUSIP   x($1000) PRN AMT  PRN CALL DISCRETN MANAGERS   SOLE    SHARED    NONE
  ------------------------------ ---------------- --------- -------- -------- --- ---- -------- --------- -------- -------- --------

AGILENT TECHNOLOGIES INC	COM		00846U101      	58340	1425000		SOLE	1425000		0	0
AGILENT TECHNOLOGIES INC	CALL		00846U901	81880	2000000	CALL	SOLE	2000000		0	0
APPLE INC			CALL		37833900	106435	200000	CALL	SOLE	200000		0	0
AMERISOURCEBERGEN CORP		COM		03073E105      	151130	3500000		SOLE	3500000		0	0
THE ADT CORPORATION		COM		00101J106      	204097	4390121		SOLE	4390121		0	0
AMERICAN INTL GROUP INC		COM NEW		026874784      	105900	3000000		SOLE	3000000		0	0
ATLAS RESOURCE PARTNERS LP	COM UNT LTD PR	04941A101	23684	1054039		SOLE	1054039		0	0
ASHLAND INC NEW			COM		044209104      	31246	388584		SOLE	388584		0	0
API TECHNOLOGIES		COM		00187E203      	17432	5929231		SOLE	5929231		0	0
BOEING CO			COM		097023105      	109272	1450000		SOLE	1450000		0	0
BOEING CO			CALL		097023905	37680	500000	CALL	SOLE	500000		0	0
BOEING CO			CALL		097023905	150720	2000000	CALL	SOLE	2000000		0	0
STRATEGIC HOTELS & RESORTS I	COM		86272T106      	19648	3070000		SOLE	3070000		0	0
CHARTER COMMUNICATIONS INC D	CL A NEW	16117M305      	155148	2035000		SOLE	2035000		0	0
CIT GROUP INC			COM NEW		125581801      	52492	1358500		SOLE	1358500		0	0
CAPITAL ONE FINL CORP		COM		14040H105 	139032	2400000		SOLE	2400000		0	0
CENTRAL PAC FINL CORP		COM		154760409      	18336	1176121		SOLE	1176121		0	0
DELTA AIR LINES INC DEL 	COM NEW		247361702      	106861	9002628		SOLE	9002628		0	0
DELTA AIR LINES INC DEL 	CALL		247361902	47480	4000000	CALL	SOLE	4000000		0	0
DOLLAR GEN CORP NEW		COM		256677105      	152111	3450000		SOLE	3450000		0	0
DANAHER CORP DEL		COM		235851102      	134160	2400000		SOLE	2400000		0	0
DELPHI AUTOMOTIVE PLC		SHS		G27823106      	124313	3250000		SOLE	3250000		0	0
DUNKIN BRANDS GROUP INC		COM		265504100      	33334	1004641		SOLE	1004641		0	0
DIRECT TV			CALL		25490A959	25080	500000	CALL	SOLE	500000		0	0
EASTMAN CHEM CO			COM		277432100      	187138	2750000		SOLE	2750000		0	0
ESSEX RENT CORP			COM		297187106      	6832	1997705		SOLE	1997705		0	0
E TRADE FINANCIAL CORP		COM		269246401      	67125	7500000		SOLE	7500000		0	0
E TRADE FINANCIAL CORP		CALL		269246901	26850	3000000	CALL	SOLE	3000000		0	0
GRIFFON CORP			COM		398433102      	4639	404771		SOLE	404771		0	0
HERTZ GLOBAL HOLDINGS INC	COM		42805T105	86231	5300000		SOLE	5300000		0	0
INTERCONTINENTALEXCHANGE INC	COM		45865V100      	220382	1780000		SOLE	1780000		0	0
INTERCONTINENTALEXCHANGE INC	CALL		45865V900	18572	150000	CALL	SOLE	150000		0	0
IDERA PHARMACEUTICALS INC	COM		45168K306      	2111	2372154		SOLE	2372154		0	0
INTL PAPER CO			COM		460146103      	166494	4179065		SOLE	4179065		0	0
INTL PAPER CO			CALL		460146903	139440	3500000	CALL	SOLE	3500000		0	0
LEAR CORP			COM NEW		521865204      	70260	1500000		SOLE	1500000		0	0
LIBERTY MEDIA CORPORATION	LIB CAP COM A	530322106      	69606	600000		SOLE	600000		0	0
CHENIERE ENERGY INC		COM NEW		16411R208      	46950	2500000		SOLE	2500000		0	0
MCKESSON CORP			COM		58155Q103      	101808	1050000		SOLE	1050000		0	0
MEDASSETS INC			COM		584045108      	62557	3730300		SOLE	3730300		0	0
MACQUARIE INFRASTR CO LLC	MEMBERSHIP INT	55608B105      	182240	4000000		SOLE	4000000		0	0
NCI BUILDING SYS INC		COM		628852204      	3146	226364		SOLE	226364		0	0
NEWELL RUBBERMAID INC		COM		651229106      	67924	3050000		SOLE	3050000		0	0
PVH CORP			COM		693656100      	72157	650000		SOLE	650000		0	0
PIONEER NAT RES CO		COM		723787107      	74613	700000		SOLE	700000		0	0
PIONEER NAT RES CO		CALL		723787907	15989	150000	CALL	SOLE	150000		0	0
RALPH LAUREN CORP		CL A		751212101      	74960	500000		SOLE	500000		0	0
RLJ ENTMT INC			COM		74965F104	675	135000		SOLE	135000		0	0
SBA COMMUNICATIONS CORP		COM		78388J106      	78078	1100000		SOLE	1100000		0	0
SALLY BEAUTY HLDGS INC		COM		79546E104      	35817	1519600		SOLE	1519600		0	0
STARBUCKS CORP			COM		855244109      	80445	1500000		SOLE	1500000		0	0
SEMGROUP CORP			CL A 		81663A105      	64912	1661000		SOLE	1661000		0	0
TALISMAN ENERGY INC		COM		87425E103 	43054	3800000		SOLE	3800000		0	0
TW TELECOM INC			COM		87311L104      	53487	2100000		SOLE	2100000		0	0
VALSPAR CORP			COM		920355104      	115440	1850000		SOLE	1850000		0	0
VIACOM INC NEW			CL A		92553P201    	44829	850000		SOLE	850000		0	0
WILLIAMS COS INC DEL		COM		969457100      	130960	4000000		SOLE	4000000		0	0
WILLIAMS COS INC DEL		CALL		969457900	49110	1500000	CALL	SOLE	1500000		0	0










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